FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024:

	2025	2024
Cash - Level 1	$9,765	$8,723
Common stock - Level 1	16,589,032	20,940,905
Mutual Funds - Level 1	37,181,134	33,159,743
Sub-Total - Level 1	53,779,931	54,109,371
Investment measured at NAV - Common collective trust fund	38,021	41,442
Total	$53,817,952	$54,150,813